INCOME TAXES - GENERAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income tax expense (benefit)
Deferred	$ (67)	$ 82
Change in deferred tax asset valuation allowance		(1,790)
Total	$ (67)	$ (1,708)
Income tax at federal statutory rate (as a percent)	34.00%	34.00%
Effective tax rates differ from federal statutory rates applied to financial statement income
Income tax at federal statutory rate	$ 6	$ 134
Bank owned life insurance	(65)	(66)
State tax expense (benefit), net of federal tax effect	(9)	10
Effect of Other, net	1	4
Change in deferred tax asset valuation allowance		(1,790)
Total	(67)	(1,708)
Deferred tax assets
Allowance for loan losses	386	432
Accrued expenses	725	664
Reserve for uncollectible interest	8	31
OREO valuation allowances	1	137
Unrealized gain on securities available-for-sale	142	14
Net operating loss carryforwards	1,927	1,734
Other, net		7
Total	3,189	3,019
Deferred tax liabilities
Premises and equipment	(296)	(331)
Federal Home Loan Bank stock dividends	(93)	(127)
Deferred loan fees	(89)	(79)
Other, net	(33)
Total	(511)	(537)
Net deferred tax asset	2,678	2,482
Tax expense excluding reversal of remaining deferred tax asset valuation allowance		82
Additional bad debt deduction provided by Federal income tax laws	2,372
Deferred tax liability not required to be recorded for additional bad debt deductions provided by Federal income tax laws	928	928
Parent Company
Income tax expense (benefit)
Total	(52)	(204)
Effective tax rates differ from federal statutory rates applied to financial statement income
Total	$ (52)	$ (204)